Expense Example - LDR Real Estate Value-Opportunity Fund	May 01, 2025 USD ($)
LDR Real Estate Value-Opportunity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 158
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	2,310
LDR Real Estate Value-Opportunity Fund Platform Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,663
LDR Real Estate Value-Opportunity Fund Z SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	981
Expense Example, with Redemption, 10 Years	$ 2,164